DERIVATIVES AND HEDGING INSTRUMENTS - Effect on Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gains (losses) recognized in other comprehensive loss	$ (9,371)	$ 29,116	$ 34,399	$ (19,683)	$ 12,915
Net unrealized gains (losses) reclassified out of other comprehensive loss to interest expense			$ 8,731	$ 4,609	$ (21,327)